Contract Liabilities - Summary of Contract Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Jan. 01, 2018
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 55,783	¥ 62,175
Third parties [member]
Disclosure of contract liabilities [line items]
Contract liabilities	55,638	62,001
China Telecom Group [member]
Disclosure of contract liabilities [line items]
Contract liabilities	¥ 145	¥ 174